Intangible Assets (Tables)	12 Months Ended
Feb. 29, 2016
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	2016
	Cost	Amortization	Net

Brand Licence and Patent	$210,892	$5,272	$205,620